INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Income Before Taxes
	For the year ended December 31,
	2013	2014	2015

Non-PRC	(8,751,310)	(49,255,016)	(273,416,033)
PRC	(104,217,319)	(208,848,135)	(768,939,163)
Total	(112,968,629)	(258,103,151)	(1,042,355,196)

Schedule of Income Tax Expense
	For the year ended December 31,
	2013	2014	2015
Current income tax expense/(benefit)	30,828,412	(3,810,926)	20,040,148
Deferred income tax (benefit)/expense	28,651,891	16,905,027	(7,127,238)
Total	59,480,303	13,094,101	12,912,910

Schedule of Components of Deferred Income Tax Expense (Benefit)
	For the year ended December 31,
	2013	2014	2015
Deferred income tax benefit (excluding increase in the valuation allowance for deferred tax assets)	(62,942,286)	(8,662,935)	(155,367,793)
Increase in the valuation allowance for deferred tax assets	91,594,177	25,567,962	148,240,555
Deferred income tax expense/(benefit)	28,651,891	16,905,027	(7,127,238)

Schedule of Effective Income Tax Rate Reconciliation
	For the year ended December 31,
	2013	2014	2015
Computed expected tax benefit at PRC statutory rates	(28,242,157)	(64,525,788)	(260,588,800)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense	91,594,177	25,567,962	148,240,555
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates	(20,260,561)	30,995,134	-
Expired net operating loss carry forwards	30,020	41,491	33,957
Effect of differing tax rates in jurisdictions inside the PRC	10,949,401	11,853,475	60,263,272
Effect of differing tax rates in jurisdictions outside PRC	2,187,827	12,313,754	68,354,008
Prior year tax return true up	(624,609)	(4,482,916)	(8,238,012)
Non deductible entertainment expenses	249,362	371,541	457,597
Non deductible allowance for doubtful accounts	685,320	1,375,008	2,404,003
Non deductible share-based compensation cost	709,413	159,566	819,472
PRC tax payment after examination	1,863,825	-	-
Others	338,285	(575,126)	1,166,858
Income tax expense	59,480,303	13,094,101	12,912,910

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets, current

	December 31,
	2014	2015
Deferred tax assets, current:
eCoupon program virtual cash liability	35,522,328	35,538,632
Accrued expenses	7,076,715	4,639,154
Total gross deferred tax assets, current	42,599,043	40,177,786
Less: valuation allowance	(42,294,669)	(40,177,786)
Net deferred tax assets, current	304,374	-

Deferred tax assets, non-current

	December 31,
	2014	2015
Deferred tax assets, non-current:
Operating loss carryforwards	19,664,857	170, 029,284
Property and equipment	(124,775)	2,639,780
Impairment of investment in non-consolidated affiliate	6,083,848	4,039,503
Advertising and promotional fees	48,948,486	47,705,667
Total gross deferred tax assets, non-current	74,572,416	224,414,234
Less: valuation allowance	(74,056,796)	(224,414,234)
Net deferred tax assets, non-current	515,620	-

Deferred tax liabilities, non-current:
Acquired intangible assets in business combination	21,148,963	14,021,725
Software capitalization	37,919	37,919
Total deferred tax liabilities, non-current	21,186,882	14,059,644